RECLAMATION AND ENVIRONMENTAL OBLIGATION (Details) - Oregon Energy LLC - USD ($)	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
RECLAMATION AND ENVIRONMENTAL OBLIGATION
Restricted cash	$ 140,960	$ 140,960	$ 160,470
Refunds received	$ 19,510
Undiscounted reclamation costs				$ 160,470